Cover	12 Months Ended
Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	Afya Ltd
Entity Central Index Key	0001771007
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	E9
Document Accounting Standard	International Financial Reporting Standards
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	45,112,416
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	48,034,315